KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2022 (UNAUDITED)

Number
of Shares		Value
	COMMON STOCKS - 95.9%

	Basic Materials - 2.5%
16,507	Innospec, Inc.	$1,581,205

	Communications - 9.0%
1,324	Alphabet, Inc. - Class A *	2,885,340
13,190	Anterix, Inc. *	541,713
23,150	eBay, Inc.	964,661
5,350	Liberty SiriusXM Group - Class A *	192,814
30,880	Liberty SiriusXM Group - Class C *	1,113,224
		5,697,752
	Consumer Cyclical - 16.6%
1,733	AutoZone, Inc. *	3,724,425
23,019	Dollar Tree, Inc. *	3,587,511
65,790	Ford Motor Co.	732,243
50,380	The Shyft Group, Inc.	936,564
15,043	Visteon Corp. *	1,558,154
		10,538,897
	Consumer Non Cyclical - 18.3%
36,980	API Group Corp. *	553,591
21,471	Brink's Co.	1,303,505
30,611	Colliers International Group, Inc.	3,358,333
20,654	GXO Logistics, Inc. *	893,698
20,690	Horizon Therapeutics Plc *	1,650,234
4,675	ICU Medical, Inc. *	768,523
20,590	Stride, Inc. *	839,866
17,425	Syneos Health, Inc. *	1,249,024
9,923	Zimmer Biomet Holdings, Inc.	1,042,510
		11,659,284
	Energy - 2.3%
17,723	Marathon Petroleum Corp.	1,457,008

	Financial - 12.1%
9,300	Aon Plc - Class A	2,508,024
27,285	Brookfield Asset Management, Inc. - Class A	1,213,364
1,816	Markel Corp. *	2,348,542
27,024	Voya Financial, Inc.	1,608,739
		7,678,669
	Industrials - 17.1%
36,270	Canadian Pacific Railway Ltd.	2,533,097
22,393	EMCOR Group, Inc.	2,305,583
35,164	MasTec, Inc. *	2,519,852
19,485	Republic Services, Inc.	2,550,002
20,654	XPO Logistics, Inc. *	994,697
		10,903,231
	Technology - 15.8%
4,908	Broadcom, Inc.	2,384,356
33,325	Cognizant Technology Solutions Corp. - Class A	2,249,104
1,465	Constellation Software, Inc.	2,174,817
54,055	Dropbox, Inc., Class A *	1,134,614
33,582	SS&C Technologies Holdings, Inc.	1,950,107
2,725	Topicus.com, Inc.*	153,758
		10,046,756
	Utilities - 2.2%
62,769	Vistra Energy Corp.	1,434,272

	TOTAL COMMON STOCKS (Cost $32,225,018)	60,997,074

Number
of Shares
	MONEY MARKET FUND - 3.4%

2,138,652	First American Government Obligations Fund - Class X - , 1.29% **	2,138,652
	(Cost $2,138,652)

	Total Investments (Cost $34,363,670) - 99.3%	63,135,726

	Other Assets and Liabilities, Net - 0.7%	462,592

	TOTAL NET ASSETS - 100.0%	$63,598,318

*	-	Non-income producing security.
**	-	Rate in effect as of June 30, 2022.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2022, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$60,997,074	$-	$-	$60,997,074
Short-Term Investment	2,138,652	-	-	2,138,652
Total Investments	$63,135,726	$-	$-	$63,135,726

Refer to the Schedule of Investments for industry classifications.